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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]  Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                         New York, NY       February 17, 2009
-------------------------------------   ------------------   -------------------
           (Signature)                     (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:      312,895
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
------------------------- ---------------- --------- -------- ------------------------ ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF               VALUE     SHRS OR           PUT   INVESTMENT  OTHER   ----------------------
      NAME OF ISSUER           CLASS         CUSIP   (X1000)   PRN AMT   SH/PRN  /CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------- ---------------- --------- -------- ---------- ------- ----- ---------- -------- ---------- ------ ----
AXIS CAPITAL HOLDINGS           SHS        G0692U109  66,613   2,287,550   SH            DEFINED      1     2,287,550    0     0
CARE INVESTMENT TRUST INC       COM        141657106  22,033   2,828,399   SH            DEFINED      1     2,828,399    0     0
CIT GROUP INC                   COM        125581108  21,565   4,750,000   SH            DEFINED      1     4,750,000    0     0
ENDURANCE SPECIALTY HLDGS
   LTD                          SHS        G30397106  67,870   2,223,047   SH            DEFINED      1     2,223,047    0     0
GENERAL MTRS CORP               COM        370442105   4,500     500,000   SH    CALL    DEFINED      1       500,000    0     0
GILDAN ACTIVEWEAR INC           COM        375916103   8,701     739,855   SH            DEFINED      1       739,855    0     0
HATTERAS FINL CORP              COM        41902R103  28,246   1,061,863   SH            DEFINED      1     1,061,863    0     0
KKR FINANCIAL HLDGS LLC         COM        48248A306   7,585   4,800,564   SH            DEFINED      1     4,800,564    0     0
KKR FINANCIAL HLDGS LLC   NOTE 7.000% 7/12 48248AAB4     640   2,000,000   PRN           DEFINED      1     2,000,000    0     0
MFA MTG INVTS INC               COM        55272X102  69,862  11,861,108   SH            DEFINED      1    11,861,108    0     0
PFSWEB INC                    COM NEW      717098206      57      78,084   SH            DEFINED      1        78,084    0     0
TRIPLE-S MGMT CORP              CL B       896749108  15,223   1,323,781   SH            DEFINED      1     1,323,781    0     0